CONSOLIDATED STATEMENTS OF CAPITALIZATION (Parenthetical)	Dec. 31, 2024
First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.48% at December 31, 2024) due in quarterly installments through 2048 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate, average rate (as a percent)	3.48%
First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2024) due in quarterly installments through 2044 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate, average rate (as a percent)	2.94%
First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.534%
First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	6.191%
First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.95%
First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	1.81%
First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.375%
First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.25%
First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.20%
First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.55%
First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.25%
First mortgage bonds payable: Series 2018A First Mortgage Bonds, 5.05% due 2048 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.05%
First mortgage bonds payable: Series 2020A First Mortgage Bonds, 3.75% due 2048 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	3.75%
First mortgage bonds payable Series 2022A First Mortgage Bonds, 4.50% due 2047 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.50%
First mortgage bonds payable: Series 2022A First Mortgage Bonds 6.20% due 2053 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	6.20%
First Mortgage Bonds Payable Series 2024A First Mortgage Bonds 5.80% Due 2054 | Public
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	5.80%
First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 1.50% through April 1, 2020, due 2038 through 2040 | Georgia Development Authorities
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	1.50%
First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A, B Burke, Indexed put bonds - weekly reset, 4.61% due 2040 through 2045 | Georgia Development Authorities
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.57%
First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125%, due 2041 through 2045 | Georgia Development Authorities
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.125%
First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3, 2025, due 2041 through 2045 | Georgia Development Authorities
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	3.25%
First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series2017F Burke indexed put bonds-weekly reset, 5.07% due 2040 through 2045 | Georgia Development Authorities
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.82%
Maximum | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.48% at December 31, 2024) due in quarterly installments through 2048 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	8.21%
Maximum | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2024) due in quarterly installments through 2044 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	4.01%
Minimum | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.48% at December 31, 2024) due in quarterly installments through 2048 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	1.03%
Minimum | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2024) due in quarterly installments through 2044 | Federal Financing Bank (FFB)
Schedule of Capitalization, Long-term Debt
Interest rate (as a percent)	1.44%